Leases - Schedule of Estimated Future Minimum Lease Payments, Excluding Non-Lease Components (Detail) - USD ($)	Mar. 31, 2024	Dec. 31, 2023
Leases [Abstract]
2024 (remainder)	$ 153,698
2024/2025	204,930	$ 204,930
2025/2026	204,930	204,930
2026/2027	204,930	204,930
2027/2028	204,930	204,930
2028		204,930
Total future minimum annual lease payments	973,418	1,024,650
Less: Imputed interest	(160,416)	(176,799)
Present value of lease liabilities	$ 813,002	$ 847,851